Financial Income, Net	12 Months Ended
Dec. 31, 2025
Financial Income, Net
Financial Income, Net

(C.4) Financial Income, Net

€ millions	2025	2024	2023
Finance income	1,911	1,429	857
thereof gains from disposals and fair value adjustments of equity securities	1,389	778	381
thereof interest income	428	631	486
thereof miscellaneous income	93	20	-10
Finance costs	-1,377	-1,031	-1,313
thereof losses from disposals and fair value adjustments of equity securities	-625	-316	-525
thereof interest expense	-492	-545	-639
thereof fee expense	-96	-97	-97
thereof miscellaneous expense	-163	-73	-51
 Financial income, net	534	398	-456

Financial income, net, increased €136 million in 2025, in comparison to 2024, mainly due to higher net gains from the fair valuation of our equity investments (€302 million), which is partially offset by a decrease in net interest by €150 million, mainly from lower interest income on investments.

For more information about net gains or losses on financial instruments by IFRS 9 measurement category, see Note (F.2).